Development And Acquisition Activity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Development And Acquisition Activity [Abstract]
Development And Acquisition Activity

Note 3—Development and Acquisition Activity

Acquisition of Planet Hollywood

In February 2010, CEOC, a wholly-owned subsidiary of Caesars Entertainment, acquired 100 percent of the equity interests of PHW Las Vegas, LLC ("PHW Las Vegas"), which owns the Planet Hollywood Resort and Casino ("Planet Hollywood") located in Las Vegas, Nevada. PHW Las Vegas is an unrestricted subsidiary of CEOC and therefore not a borrower under CEOC's credit facilities.

The Company paid approximately $67.2 million, substantially during the second half of 2009, for the combination of i) the Company's initial debt investment in certain predecessor entities of PHW Las Vegas; and ii) certain interest-only participations associated with the debt of certain predecessor entities of PHW Las Vegas. In connection with the February 2010 cancellation of our debt investment in such predecessor entities of PHW Las Vegas in exchange for the equity of PHW Las Vegas, the Company recognized a gain of $7.1 million to adjust our investments to reflect the estimated fair value of consideration paid for the acquisition. This gain is reflected in Other income, including interest income, in our Consolidated Condensed Statement of Operations for the nine months ended September 30, 2010. Also, as a result of the acquisition, the Company acquired the net cash balance of PHW Las Vegas during the quarter ended March 31, 2010, net of closing costs.

In connection with this transaction, PHW Las Vegas assumed a $554.3 million face value senior secured loan, and a subsidiary of CEOC canceled certain debt issued by PHW Las Vegas' predecessor entities. In connection with the transaction and the assumption of debt, PHW Las Vegas entered into an amended and restated loan agreement (the "Amended and Restated Loan Agreement") as discussed in Note 5, "Debt."

Purchase Accounting

The purchase price of PHW Las Vegas was allocated based upon estimated fair values of the assets acquired and liabilities assumed, with the excess of estimated fair value over net tangible and intangible assets acquired recorded as goodwill. During the first quarter 2011, the Company finalized its purchase price allocation and the supporting valuations and related assumptions. Based upon this finalization, the Company made adjustments to its final purchase price allocation resulting in an increase to the recorded goodwill of $2.4 million and concluding on final assets and liabilities of PHW Las Vegas as follows:

(In millions)	February 19, 2010
Assets
Current assets
Cash and cash equivalents	$31.3
Accounts receivable	13.6
Prepayments and other current assets	5.5
Inventories	1.9

Total current assets	52.3
Land, buildings and equipment	461.0
Goodwill	18.7
Intangible assets other than goodwill	5.4
Deferred charges and other	4.6

542.0

Liabilities
Current liabilities
Accounts payable	(1.9)
Interest payable	(1.1)
Accrued expenses	(27.7)
Current portion of long-term debt	(4.3)

Total current liabilities	(35.0)
Long-term debt, net of discount	(433.3)
Deferred credits and other	(12.6)

Total liabilities	(480.9)

Net assets acquired	$61.1

Acquisition of Thistledown Racetrack

In May, 2010, CEOC entered into an agreement to purchase the assets of Thistledown Racetrack. The acquisition was completed in July, 2010 at a cost of approximately $42.5 million. The results of Thistledown Racetrack for periods subsequent to July, 2010 are consolidated with our results.

The purchase price of Thistledown Racetrack was allocated based upon estimated fair values of the assets acquired and liabilities assumed, with the excess of estimated fair value over net tangible and intangible assets acquired recorded as goodwill. During the third quarter 2011, the Company finalized its purchase price allocation and the supporting valuations and related assumptions. The final purchase price allocation includes assets, liabilities and net assets acquired of Thistledown Racetrack of $46.8 million, $4.3 million and $42.5 million, respectively.

Venture with Rock Gaming, LLC

In December 2010, we formed a venture, Rock Ohio Caesars LLC, with Rock Gaming, LLC ("Rock Gaming"), to pursue casino developments in Cincinnati and Cleveland. Pursuant to the agreements forming the venture, we have committed to invest up to $200.0 million for up to an approximate 30 percent interest in the venture. As part of our investment, we plan to contribute Thistledown Racetrack to the venture. The casino developments will be managed by subsidiaries of CEOC.

On August 17, 2011, Rock Gaming exercised a contractual right to buy down a portion of our interest in the venture. Pursuant to this right, Rock Gaming contributed capital to the venture disproportionately with its existing ownership interest lowering our ownership interest in the venture to 20 percent.

Completion of the casino developments is subject to a number of conditions, including, without limitation, the adoption of final rules and regulations by the Ohio Casino Control Commission and receipt of necessary licensing to operate casinos in the State of Ohio.

During the nine months ended September 30, 2011, the Company contributed an additional $16.0 million into its venture with Rock Gaming, bringing its total cash contribution to the venture to $80.0 million. This contribution is included in Investments in and advances to non-consolidated affiliates in our Consolidated Condensed Balance Sheet at September 30, 2011.

Suffolk Downs

On March 29, 2011, we acquired an interest in Sterling Suffolk Racecourse, LLC, which owns a horse-racing track in Massachusetts, along with options to purchase additional interests and the right to manage a potential future gaming facility. The consideration paid for this investment has been recorded as an amortizing intangible asset, representing the right to manage a potential future gaming facility, with amortization commencing upon the future opening date of such facility. Our interest will be accounted for using the cost method of accounting.

Baltimore, Maryland

In September 2011 we filed an application with the State of Maryland for the license to operate a video lottery terminal ("VLT") facility in the City of Baltimore. The application was filed on behalf of a venture that includes Caesars Entertainment as the lead investor and facility manager, Rock Gaming, LLC, CVPR Gaming Holdings, LLC and The Stronach Group.

The consideration paid to the State of Maryland along with the bid for the license has been recorded as a non-amortizing intangible asset.

Acquisition of Playtika Ltd

On May 16, 2011, Caesars Interactive Entertainment Israel, Ltd. ("CIEI"), a majority-owned subsidiary of Caesars Entertainment, entered into an agreement to acquire 51 percent of the voting equity interests of Playtika Ltd. ("Playtika"), a social games developer based in Israel. The results of Playtika for periods subsequent to the acquisition are consolidated with our results.

Purchase Accounting

The purchase price of Playtika was allocated based upon preliminary estimated fair values of the assets acquired and liabilities assumed, with the excess of estimated fair value over net tangible and intangible assets acquired recorded as goodwill. The preliminary purchase price allocation includes assets and liabilities of Playtika as follows:

(In millions)	May 16, 2011
Assets
Total current assets	$0.5
Land, buildings and equipment	—
Goodwill	50.7
Intangible assets other than goodwill	25.0

76.2

Liabilities
Total current liabilities	(5.9)
Total long term liabilities	(5.3)
Redeemable non-controlling interests	(36.0)

Net assets acquired	$29.0

During the quarter ended September 30, 2011, the Company continued to review its preliminary purchase price allocation and the supporting valuations and related assumptions. Based upon these reviews, the Company made adjustments to its preliminary purchase price allocation (included in the table above) which resulted in an increase to the recorded goodwill of $4.7 million. The Company has not finalized its review of the purchase price allocation.

Note 4—Development and Acquisition Activity

Acquisition of Planet Hollywood

On February 19, 2010, Caesars Entertainment Operating Company, Inc. ("CEOC"), a wholly-owned subsidiary of Caesars Entertainment Corporation, acquired 100% of the equity interests of PHW Las Vegas, LLC ("PHW Las Vegas"), which owns the Planet Hollywood Resort and Casino ("Planet Hollywood") located in Las Vegas, Nevada. PHW Las Vegas is an unrestricted subsidiary of CEOC and therefore not a borrower under CEOC's credit facilities.

The Company paid approximately $67.2 million, substantially during the second half of 2009, for the combination of i) the Company's initial debt investment in certain predecessor entities of PHW Las Vegas; and ii) certain interest only participations associated with the debt of certain predecessor entities of PHW Las Vegas. In connection with the cancellation of our debt investment in such predecessor entities of PHW Las Vegas in exchange for the equity of PHW Las Vegas, the Company recognized a gain of $7.1 million to adjust our investments to reflect the estimated fair value of consideration paid for the acquisition. This gain is reflected in Other income, including interest income, in our Statement of Operations for the year ended December 31, 2010. Also, as a result of the acquisition, the Company acquired the net cash balance of PHW Las Vegas, resulting in a positive cash flow for the year ended December 31, 2010 of $12.5 million, net of closing costs.

In connection with this transaction, PHW Las Vegas assumed a $554.3 million, face value, senior secured loan, and a subsidiary of CEOC canceled certain debt issued by PHW Las Vegas' predecessor entities. In connection with the transaction and the assumption of debt, PHW Las Vegas entered into an amended and restated loan agreement (the "Amended and Restated Loan Agreement") as discussed in Note 7, "Debt", below.

Selected financial information related to Planet Hollywood for periods subsequent to our date of acquisition is as follows:

(In millions)	Quarter ended December 31, 2010	Acquisition through December 31, 2010
Net revenues	$71.4	$230.6
Income from operations	10.0	33.4

PHW Las Vegas is not a material subsidiary of the Company and, as a result, pro forma information for periods prior to the acquisition of PHW Las Vegas is not provided.

Purchase Accounting

The Company accounted for the acquisition of PHW Las Vegas in accordance with ASC 805, "Business Combinations," under which the purchase price of the acquisition has been allocated based upon preliminary estimated fair values of the assets acquired and liabilities assumed, with the excess of estimated fair value over net tangible and intangible assets acquired recorded as goodwill. The preliminary purchase price allocation includes assets and liabilities of PHW Las Vegas as follows:

(In millions)	February 19, 2010
Assets
Current assets
Cash and cash equivalents	$31.3
Accounts receivable	16.2
Prepayments and other	6.1
Inventories	1.9

Total current assets	55.5
Land, buildings, riverboats and equipment	461.0
Goodwill	16.3
Intangible assets other than goodwill	5.4
Deferred charges and other	4.6

542.8

Liabilities
Current liabilities
Accounts payable	(1.9)
Interest payable	(1.1)
Accrued expenses	(28.3)
Current portion of long-term debt	(4.5)

Total current liabilities	(35.8)

Long-term debt, net of discount	(433.3)
Deferred credits and other	(12.6)

Total liabilities	(481.7)

Net assets acquired	$61.1

During the quarter ended December 31, 2010, the Company continued to review its preliminary purchase price allocation and the supporting valuations and related assumptions. Based upon these reviews, the Company made adjustments to its preliminary purchase price allocation (included in the table above) that resulted in an increase to the recorded goodwill of $7.1 million in the quarter ended December 31, 2010. The Company has not finalized its review of the purchase price allocation.

Acquisition of Thistledown Racetrack

On September 15, 2009, we announced that the United States Bankruptcy Court for the District of Delaware had approved an agreement for the sale of Thistledown Racetrack in Cleveland, Ohio from Magna Entertainment Corporation to CEOC. The closing of the sale was subject to the satisfaction of certain conditions and receipt of all required regulatory approvals. The conditions to closing were never satisfied, and the agreement was never consummated. As a result the agreement was terminated by the seller on May 17, 2010.

On May 25, 2010, CEOC entered into a new agreement to purchase the assets of Thistledown Racetrack. The acquisition was completed on July 28, 2010 at a cost of approximately $42.5 million. The results of Thistledown Racetrack for periods subsequent to July 28, 2010 were consolidated with our results.

The Company accounted for the acquisition of Thistledown Racetrack in accordance with ASC 805, "Business Combinations," under which the purchase price of the acquisition has been allocated based upon preliminary estimated fair values of the assets acquired and liabilities assumed, with the excess of estimated fair value over net tangible and intangible assets acquired recorded as goodwill. The preliminary purchase price allocation includes assets, liabilities and net assets acquired of Thistledown Racetrack of $46.8 million, $4.3 million and $42.5 million, respectively.

The Company has not finalized its purchase price allocation. The most significant of the items not finalized is the determination of deferred tax balances associated with differences between the estimated fair values and the tax bases of assets acquired and liabilities assumed.

Thistledown Racetrack is not a significant subsidiary of the Company and, as a result, pro forma information for periods prior to the acquisition of Thistledown Racetrack is not provided.

Joint Venture with Rock Gaming, LLC

In December 2010, we formed a joint venture, Rock Ohio Caesars LLC, with Rock Gaming, LLC, to pursue casino developments in Cincinnati and Cleveland. Pursuant to the agreements forming the joint venture, we have committed to invest up to $200.0 million for an approximate 30.0% interest in the joint venture. As part of our investment, we also plan to contribute Thistledown Racetrack to the joint venture. The casino developments will be managed by subsidiaries of Caesars Entertainment Corporation.

Completion of the casino developments is subject to a number of conditions, including, without limitation, the joint venture's ability to obtain financing for development of the projects, the adoption of final rules and regulations by the Ohio casino control commission (once appointed), and receipt of necessary licensing to operate casinos in the State of Ohio.

At December 31, 2010, the Company had invested approximately $64.0 million into its joint venture with Rock Gaming, LLC, which is included in the line "Investments in and advances to nonconsolidated affiliates" in our Consolidated Balance Sheet.

Acquisition of Non-Controlling Interest

During 2009, Chester Downs, a majority-owned subsidiary of CEOC and owner of Harrah's Chester, entered into an agreement to borrow under a senior secured term loan with a principal amount of approximately $230.0 million and borrowed such amount, net of original issue discount. The proceeds of the term loan were used to pay off intercompany debt due to CEOC and to repurchase equity interests from certain minority partners of Chester Downs. As a result of the purchase of these equity interests, CEOC currently owns approximately 95% of Chester Downs. The purchase was accounted for as an equity transaction and, as a result, is included in the financing section within our Statement of Cash Flows.